INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The Company’s income before income taxes consists of:
	Year ended June 30,
	2013	2014	2015
PRC	$67,928	$97,931	$134,657
Non-PRC	(7,310)	(6,619)	(9,430)
	$60,618	$91,312	$125,227

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2013	2014	2015
Current income tax expense	$10,053	$25,333	$21,194

Deferred income tax (benefit) expense	(1,956)	(5,472)	4,846
	$8,097	$19,861	$26,040

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of tax computed by applying the statutory tax rate in the PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2013	2014	2015
Income before income taxes	$60,618	$91,312	$125,227

Expected income tax expense at statutory tax rate in the PRC	15,155	22,828	31,307
Effect of different tax rates in various jurisdictions	898	2,709	1,286
Effect of preferential tax treatment	(5,994)	(5,027)	(12,453)
Effect of non-taxable income	(5,006)	(5,747)	(6,770)
Effect of additional deductible research and development expenses	(2,743)	(2,604)	(2,772)
Effect of non-deductible expenses	6,436	6,379	8,402
Effect of change in tax rate	(2,968)	-	(4,191)
Change in valuation allowance	2,233	2,075	1,475
Tax rate differential on deferred tax items	(699)	(2,193)	3,139
Withholding tax on dividend paid by subsidiaries	1,248	1,381	6,028
Recognition of temporary difference not recognized in previous years	(287)	284	323
Others	(176)	(224)	266

Total	$8,097	$19,861	$26,040

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2014	2015

Deferred tax assets, current
Allowance for doubtful accounts	$7,799	$6,885
Inventory provision	210	148
Provision for contract loss	869	430
Long-term assets	18	14
Deferred revenue	10,628	5,737
Deferred subsidies	1,079	570
Warranty liabilities	1,902	1,109
Recognition of intangible assets	473	107
Accrued payroll	1,042	899
Net operating loss carry forward	4,560	5,843
Valuation allowance	(4,560)	(5,796)
Total deferred tax assets, current	$24,020	$15,946
Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(17,518)	$(12,685)
Recognition of intangible assets	-	(1,246)
PRC dividend withholding tax	(1,381)	(4,653)
Others	(61)	(36)
Total deferred tax liabilities, current	$(18,960)	$(18,620)
Net deferred tax assets, current	$6,687	$3,214
Net deferred tax liabilities, current	$(1,627)	$(5,888)
Deferred tax assets, non-current
Long-term assets	$483	$522
Deferred subsidies	1,851	1,739
Recognition of intangible assets	271	63
Warranty liabilities	-	452
Total deferred tax assets, non-current	$2,605	$2,776
Deferred tax liabilities, non-current
Share of net gains of equity investees	$(478)	$99
Intangible assets and other non-current assets	(2,692)	(371)
Total deferred tax liabilities, non-current	$(3,170)	$(272)
Net deferred tax assets-non-current	$1,806	$2,581
Net deferred tax liabilities-non-current	$(2,371)	$(77)